Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	FundCore Institutional Income Trust Inc.
Entity Central Index Key	0001492459
Entity Filer Category	Non-accelerated Filer

Balance Sheets (10Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	May 18, 2010	May 17, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 5,200	$ 5,500
Prepaid expense	1,173	3,200
Deferred offering costs	1,646,238	1,589,767
Total Assets	1,652,611	1,598,467
LIABILITIES AND EQUITY
Accounts payable and other accruals	89,167	57,283
Due to affiliates	1,822,549	1,676,536
Total Liabilities	1,911,716	1,733,819
Equity:
Common stock, $0.01 par value, 75,000,000 shares authorized, 1,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010	10	10
Additional paid-in capital	9,990	9,990
Accumulated deficit	(269,105)	(145,352)
Total Stockholder's Equity	(259,105)	(135,352)		10,000	10,000
Total Liabilities and Equity	$ 1,652,611	$ 1,598,467

Balance Sheets (Parenthetical) (10Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000

Statements Of Operations (10Q) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
EXPENSES
General and administrative expenses		$ 41,329	$ 123,753	$ 74,638
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER		$ (41,329)	$ (123,753)	$ (145,352)

Statement Of Stockholder's Equity (10Q) (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Initial capital contributed at May. 17, 2010	$ 10	$ 9,990		$ 10,000
Initail capital contributed, shares at May. 17, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(145,352)	(145,352)
Balance at Dec. 31, 2010	10	9,990	(145,352)	(135,352)
Balance, shares at Dec. 31, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(123,753)	(123,753)
Balance at Jun. 30, 2011	$ 10	$ 9,990	$ (269,105)	$ (259,105)
Balance, shares at Jun. 30, 2011	1,000

Statements Of Cash Flows (10Q) (USD $)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER	$ (41,329)	$ (123,753)	$ (145,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in due to affiliates, general and administrative expenses		89,542	16,055
Decrease in prepaid expense		2,027	(3,200)
Increase in accounts payable		31,884	57,283
Net cash used in operating activities		(300)	(4,500)
NET INCREASE (DECREASE) IN CASH AND EQUIVALENTS		(300)	5,500
CASH AND CASH EQUIVALENTS, at beginning of period/at Inception		5,500
CASH AND CASH EQUIVALENTS, at end of period	5,200	5,200	5,500
Supplemental Disclosure of Non-Cash Information:
Deferred offering costs due to affiliates		$ 56,471	$ 1,589,767

Balance Sheets (10K) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	May 18, 2010	May 17, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 5,200	$ 5,500
Prepaid expense	1,173	3,200
Deferred offering costs	1,646,238	1,589,767
Total Assets	1,652,611	1,598,467
LIABILITIES AND EQUITY
Accounts payable and other accruals	89,167	57,283
Due to affiliates	1,822,549	1,676,536
Total Liabilities	1,911,716	1,733,819
Equity:
Common stock, $0.01 par value, 75,000,000 shares authorized, 1,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010	10	10
Additional paid-in capital	9,990	9,990
Accumulated deficit	(269,105)	(145,352)
Total Stockholder's Equity	(259,105)	(135,352)		10,000	10,000
Total Liabilities and Equity	$ 1,652,611	$ 1,598,467

Balance Sheets (Parenthetical) (10K) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000

Statements Of Operations (10K) (USD $)	7 Months Ended
Dec. 31, 2010
EXPENSES
Organization expenses	$ 70,714
General and administrative expenses	74,638
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER	$ (145,352)

Statement Of Stockholder's Equity (10K) (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Initial capital contributed at May. 17, 2010	$ 10	$ 9,990		$ 10,000
Initail capital contributed, shares at May. 17, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(145,352)	(145,352)
Balance at Dec. 31, 2010	10	9,990	(145,352)	(135,352)
Balance, shares at Dec. 31, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(123,753)	(123,753)
Balance at Jun. 30, 2011	$ 10	$ 9,990	$ (269,105)	$ (259,105)
Balance, shares at Jun. 30, 2011	1,000

Statements Of Cash Flows (10K) (USD $)	7 Months Ended
Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (145,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in due to affiliates, organizational expenses	70,714
Increase in due to affiliates, general and administrative expenses	16,055
(Increase) in prepaid expense	(3,200)
Increase in accounts payable	57,283
Net cash used in operating activities	(4,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	10,000
Net cash provided by financing activities	10,000
NET INCREASE (DECREASE) IN CASH AND EQUIVALENTS	5,500
CASH AND CASH EQUIVALENTS, at beginning of period/at Inception
CASH AND CASH EQUIVALENTS, at end of period	5,500
Supplemental Disclosure of Non-Cash Information:
Deferred offering costs due to affiliates	$ 1,589,767

Organization (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization [Abstract]
Organization

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010. As used herein, "the Company," "we," "our" and "us" refer to FundCore Institutional Income Trust Inc. except where the context otherwise requires.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. We collectively refer to such assets as our "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. Our primary investment objectives are preserving and protecting our stockholders' capital, providing current income to our stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of  $10 per share.

FUNDCORE INSTITUTIONAL INCOME TRUST INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. Such assets are collectively referred to as the Company's "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. The Company's primary investment objectives are preserving and protecting its stockholders' capital, providing current income to its stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of  $10.00 per share.

Summary Of Significant Accounting Policies (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and with the Securities and Exchange Commission (the "Commission") instructions to this Quarterly Report on Form 10-Q and Article 10 of Regulation S-X for interim financial statements. In the opinion of management, the accompanying financial statements include all adjustments, consisting only of normal recurring items necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with our audited financial statements as of December 31, 2010 and related notes thereto, included in our Annual Report on Form 10-K filed with the Commission on March 30, 2011.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one-year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until we (i) receive purchase orders for at least 1,000,000 shares of our common stock and (ii) authorize the release to us of funds in the escrow account, at which time we will commence our operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If we do not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, we will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if we sell the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day we commence the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the company associated with any such payment, which we refer to as "de minimis interest." Our primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

The Company intends to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and to operate as such beginning with its second taxable year, which ends on December 31, 2011. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of June 30, 2011, the Company had deferred tax assets totaling  $102,260 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until the Company (i) receive purchase orders for at least 1,000,000 shares of its common stock and (ii) authorizes the release to the Company of funds in the escrow account, at which time the Company will commence its operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If the Company does not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, it will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if the Company sells the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day the Company commences the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the Company associated with any such payment, which we refer to as "de minimis interest." The Company's primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

Following its initial tax year, the Company intends to qualify as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of December 31, 2010 the Company had deferred tax assets totaling  $55,234 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

Initial Public Offering (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Initial Public Offering [Abstract]
Initial Public Offering

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of  $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at  $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of the prospectus, October 20, 2010, unless it is extended.

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of  $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at  $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of its commencement, October 20, 2010, unless it is extended.

Related Party Transactions (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of  $10 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that we may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in this offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Our advisor will also be responsible for paying our cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of this offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of June 30, 2011, $300,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. We intend to reimburse the advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	We will reimburse our advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. We anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	We will reimburse our advisor for the expenses it incurs in connection with its provision of services to us other than personnel costs in connection with services for which our advisor receives asset management fees.

Transaction with Affiliate

For the six months ended June 30, 2011, the Company incurred  $123,753 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense have been expensed as incurred in the accompanying statements of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised. The amount due to affiliate on the accompanying balance sheets represent these non-interest bearing advances made by the Advisor, of which  $105,597 is due upon breaking escrow. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period.

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of  $10.00 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that the Company may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in its offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Advisor will also be responsible for paying the Company's cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of its offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of December 31, 2010, $260,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. The Company intends to reimburse the Advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	The Company will reimburse the Advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. The Company anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	The Company will reimburse the Advisor for the expenses it incurs in connection with its provision of services to the Company other than personnel costs in connection with services for which the Advisor receives asset management fees.

Transaction with Affiliate

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10.00 per share. As of December 31, 2010, the Company incurred $1,660,481 of offering and organization costs and $73,338 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense has been expensed as incurred in the accompanying statement of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised.

The amount due to affiliate on the accompanying balance sheet represents these non-interest bearing advances made by the Advisor, of which $16,055 is currently payable. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period. Although we intend to reimburse the Advisor for organization and offering costs incurred on behalf of the Company, no amount will be payable if we do not meet the minimum offering requirements.

Subsequent Events (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

5. SUBSEQUENT EVENTS

We have evaluated subsequent events through the date the financial statements are issued. This evaluation did not reveal any subsequent events that necessitated disclosures and/or adjustments.

5. SUBSEQUENT EVENTS

We have evaluated subsequent events through the date the financial statements are issued. This evaluation did not reveal any subsequent events that necessitated disclosures and/or adjustments.

Organization (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization [Abstract]
Organization

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010. As used herein, "the Company," "we," "our" and "us" refer to FundCore Institutional Income Trust Inc. except where the context otherwise requires.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. We collectively refer to such assets as our "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. Our primary investment objectives are preserving and protecting our stockholders' capital, providing current income to our stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of  $10 per share.

FUNDCORE INSTITUTIONAL INCOME TRUST INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. Such assets are collectively referred to as the Company's "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. The Company's primary investment objectives are preserving and protecting its stockholders' capital, providing current income to its stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of  $10.00 per share.

Summary Of Significant Accounting Policies (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and with the Securities and Exchange Commission (the "Commission") instructions to this Quarterly Report on Form 10-Q and Article 10 of Regulation S-X for interim financial statements. In the opinion of management, the accompanying financial statements include all adjustments, consisting only of normal recurring items necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with our audited financial statements as of December 31, 2010 and related notes thereto, included in our Annual Report on Form 10-K filed with the Commission on March 30, 2011.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one-year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until we (i) receive purchase orders for at least 1,000,000 shares of our common stock and (ii) authorize the release to us of funds in the escrow account, at which time we will commence our operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If we do not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, we will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if we sell the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day we commence the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the company associated with any such payment, which we refer to as "de minimis interest." Our primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

The Company intends to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and to operate as such beginning with its second taxable year, which ends on December 31, 2011. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of June 30, 2011, the Company had deferred tax assets totaling  $102,260 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until the Company (i) receive purchase orders for at least 1,000,000 shares of its common stock and (ii) authorizes the release to the Company of funds in the escrow account, at which time the Company will commence its operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If the Company does not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, it will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if the Company sells the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day the Company commences the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the Company associated with any such payment, which we refer to as "de minimis interest." The Company's primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

Following its initial tax year, the Company intends to qualify as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of December 31, 2010 the Company had deferred tax assets totaling  $55,234 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

Initial Public Offering (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Initial Public Offering [Abstract]
Initial Public Offering

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of  $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at  $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of the prospectus, October 20, 2010, unless it is extended.

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of  $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at  $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of its commencement, October 20, 2010, unless it is extended.

Related Party Transactions (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of  $10 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that we may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in this offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Our advisor will also be responsible for paying our cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of this offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of June 30, 2011, $300,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. We intend to reimburse the advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	We will reimburse our advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. We anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	We will reimburse our advisor for the expenses it incurs in connection with its provision of services to us other than personnel costs in connection with services for which our advisor receives asset management fees.

Transaction with Affiliate

For the six months ended June 30, 2011, the Company incurred  $123,753 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense have been expensed as incurred in the accompanying statements of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised. The amount due to affiliate on the accompanying balance sheets represent these non-interest bearing advances made by the Advisor, of which  $105,597 is due upon breaking escrow. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period.

4. RELATED PARTY TRANSACTIONS

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of  $10.00 per share. The Company will rely on the Advisor to manage the Company's day-to-day activities and to implement the Company's investment strategy. The Advisor will receive fees for the investment and management of the Company's assets. These fees primarily consist of the following:

(i)	For all investments, including those in short-term, highly liquid instruments that the Company may make prior to investing in target assets, the asset management fee will consist of a monthly fee equal to one-twelfth of 1.0% of the sum of the aggregate cost of all investments within our portfolio, including certain acquisition and origination expenses we capitalize and any debt attributable to such investments. To the extent that net proceeds in its offering are not invested, an asset management fee will not be charged on such proceeds;

(ii)	Advisor will also be responsible for paying the Company's cumulative organization and offering expenses, including legal, accounting, printing and other expenses related to the distribution of its offering, and for reimbursing the primary dealer's and participating broker-dealers' out-of-pocket expenses on a non-accountable basis up to $1,000,000, which is deemed to be underwriting compensation under FINRA rules, as well as reimbursing their bona fide due diligence expenses. As of December 31, 2010, $260,000 is included in deferred offering cost and due to affiliate for the reimbursement of out-of-pocket costs incurred by the primary dealer. The Company intends to reimburse the Advisor for paying such organization and offering expenses amortized over a period of five years, payable monthly, commencing with the completion of the offering period;

(iii)	The Company will reimburse the Advisor for the expenses it incurs in hiring third-party servicers to service the loans originated. The Company anticipate servicing costs to approximate 0.05% per annum of the sum of the cost of all gross assets, including any debt attributable to such investments; and

(iv)	The Company will reimburse the Advisor for the expenses it incurs in connection with its provision of services to the Company other than personnel costs in connection with services for which the Advisor receives asset management fees.

Transaction with Affiliate

In July 2010, the Company sold 1,000 shares of common stock to the Advisor at a price of $10.00 per share. As of December 31, 2010, the Company incurred $1,660,481 of offering and organization costs and $73,338 of general and administrative expenses, all of which will be paid directly by the Advisor on behalf of the Company. All amounts related to organization expense and general and administrative expense has been expensed as incurred in the accompanying statement of operations. Offering costs are capitalized and applied to equity as offering proceeds are raised.

The amount due to affiliate on the accompanying balance sheet represents these non-interest bearing advances made by the Advisor, of which $16,055 is currently payable. The amount related to organization and offering costs will be reimbursed to the advisor and amortized over a period of five years, payable monthly, commencing with the completion of the offering period. Although we intend to reimburse the Advisor for organization and offering costs incurred on behalf of the Company, no amount will be payable if we do not meet the minimum offering requirements.

Subsequent Events (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

5. SUBSEQUENT EVENTS

We have evaluated subsequent events through the date the financial statements are issued. This evaluation did not reveal any subsequent events that necessitated disclosures and/or adjustments.

5. SUBSEQUENT EVENTS

We have evaluated subsequent events through the date the financial statements are issued. This evaluation did not reveal any subsequent events that necessitated disclosures and/or adjustments.